Supplementary cash flow information (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended	12 Months Ended
		Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2010
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of subsidiaries - existing bank loan repaid	[1]		$ 150,000,000	$ 0	$ 0
Noncash Financing Activities, Repayment of Loan	[1]		(150,000,000)	0	0
Noncash Financing Activities, Repayment of Forward Contracts and Other Derivatives	[2]		(136,000,000)	0	0
Repayment relating to SapuraKencana financing agreements			(2,999,000,000)	(4,344,000,000)	(4,919,000,000)
Conversion of convertible bond into shares, decrease in long term debt	[3]		0	584,000,000	0
Conversion of convertible bond into shares, net increase in equity	[3]		0	615,000,000	0
Purchase of SFL Polaris, net increase in related party payables and net decrease in equity	[4]		0	13,000,000	0
Dividend to non-controlling interests in VIEs	[5]		0	0	223,000,000
Conversion of convertible bond				615,000,000
West Auriga
Schedule of Supplemental Cash Flow Elements [Line Items]
Disposal of West Auriga - consideration received as a loan note	[6]		0	100,000,000	0
West Vela
Schedule of Supplemental Cash Flow Elements [Line Items]
Deferred consideration receivable	[6]		0	74,000,000	0
Tender Rig Business
Schedule of Supplemental Cash Flow Elements [Line Items]
Deferred consideration receivable	[6]			0	145,000,000
Disposal of tender rig business - deferred consideration received in shares	[6]			0	416,000,000
Archer
Schedule of Supplemental Cash Flow Elements [Line Items]
Settled against existing related party loan	[7]		0	0	55,000,000
Asia Offshore Drilling
Schedule of Supplemental Cash Flow Elements [Line Items]
Settled against existing related party loan	[8]		0	0	67,000,000
Sapura Kencana
Schedule of Supplemental Cash Flow Elements [Line Items]
Repayment relating to SapuraKencana financing agreements	[9]		(93,000,000)	$ 0	$ 0
Convertible bonds due 2017
Schedule of Supplemental Cash Flow Elements [Line Items]
Conversion of convertible bond into shares, decrease in long term debt		$ 649,000,000
Principal amount		$ 650,000,000				$ 650,000,000
Fixed interest rate		3.375%				3.375%
Conversion price (in dollars per share)		$ 27.69				$ 38.92
Incentive payment per $100,000 of principal		$ 12,102.95
Number of shares issued due to conversion of convertible debt instruments (in shares)		23.8
Conversion of convertible bond		$ 893,000,000
Consideration transferred on conversion		$ 278,000,000	$ (278,000,000)

[1]	Existing debt of the Company was directly settled as consideration for the disposal of certain drilling rigs to the SeaMex joint venture - see Note 5 to the consolidated financial statements included herein, for more details.
[2]	During the period, Company settled Sevan share repurchase agreements using cash balances already classified as restricted.
[3]	In July 2014, the Company launched a voluntary incentive payment offer to convert any and all of the $650 million principal amount of 3.375% convertible bonds. Holders converted at the contractual conversion price of $27.69 per share and received an incentive payment of $12,102.95 per $100,000 principal amount of bond held. As a result of the transaction, the number of common shares outstanding in the Company increased by 23.8 million shares, with an increase to equity of $893 million. $278 million of the total consideration transferred on conversion was allocated to the reacquisition of the embedded conversion option and recognized as a reduction of stockholders’ equity.
[4]	Purchase of SFL Polaris from Ship Finance - refer to Note 35 - VIEs.
[5]	Dividends declared by VIEs in 2013 to Ship Finance was settled against related party balances with Ship Finance - refer to Note 27 - Non-Controlling interests.
[6]	Disposals of the West Auriga, West Vela, in 2014 and the disposal of the tender rig business in 2013 - refer to Note 11 to the consolidated financial statements included herein, for more details.
[7]	Private placement of Archer shares in February 2013 was settled against related party loan receivable - refer to Note 17 to the consolidated financial statements included herein, for more details.
[8]	Private placement of AOD shares in March 2013 was settled against elated party loan receivable - refer to Note 17 to the consolidated financial statements included herein, for more details.
[9]	During the period, the Company settled SapuraKencana financing agreements using cash balances already classified as restricted.